Equity - Additional Information (Detail) $ in Millions, $ in Millions			9 Months Ended
	Jul. 16, 2021 CAD ($) shares	Nov. 25, 2020 CAD ($) shares	Jul. 31, 2021 USD ($)	Jul. 31, 2021 CAD ($)
4.8% Additional Tier 1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Note Issued Face Value			$ 500	$ 658
Interest Rate			4.80%
4.3% Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Note Issued Face Value				$ 1,250
Interest Rate			4.30%
Class B series thiry five preferred shares [Member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares		6,000,000
Redemption aggregate value		$ 156
Class B series thiry six preferred shares [Member]
Disclosure of classes of share capital [line items]
Dividend rate reset term		5 years
Number of shares redeemed | shares		600,000
Redemption aggregate value		$ 600
Class B series twenty five preferred shares [Member]
Disclosure of classes of share capital [line items]
Dividend rate reset term	5 years
Redemption aggregate value	$ 236
Number of shares intend to redeem | shares	9,425,607
Class B series twenty six preferred shares [Member]
Disclosure of classes of share capital [line items]
Redemption aggregate value	$ 54
Number of shares intend to redeem | shares	2,174,393